Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Premises and Equipment
  8.  Premises and Equipment
At December 31, 2013 and 2012, premises and equipment consisted of the following:

	December 31,
	2013	2012
	(In thousands)
Land	$1,450	$—
Building	3,544	—
Leasehold improvements	3,157	3,187
Furniture and fixtures	1,456	661
Equipment	2,090	1,775
	11,697	5,623
Accumulated depreciation and amortization	(4,637)	(3,105)
Premises and equipment, net	$7,060	$2,518

For the years ended December 31, 2013 and 2012, depreciation and amortization expense related to premises and equipment totaled $666 thousand and $612 thousand, respectively.